Taxation, Benefit Offered by Jurisdictions (Details) $ in Millions	12 Months Ended
Oct. 31, 2019 USD ($)
Tax rate [Abstract]
Uncertain tax positions	$ 8.1
Irrecoverable withholding tax	6.1
Maximum potential tax liability	$ 60.3